PIMCO Funds

Supplement Dated October 1, 2013 to the
Tax-Efficient Strategy Funds Institutional Class, Class P, Administrative Class, Class D,
Class A, Class B, Class C and Class R Prospectus (the "Prospectus"),
dated July 31, 2013, as supplemented from time to time

Disclosure Related to the PIMCO New York Municipal Bond Fund (the "Fund")

Effective immediately, the following is added before the first sentence of the second paragraph of the "Performance Information" section of the Fund's Fund Summary in the Prospectus:

Effective October 1, 2013, the Fund's broad-based securities market index is the Barclays 20 Year (17-22 Year) New York Municipal Bond Index. The Barclays 20 Year (17-22 Year) New York Municipal Bond Index is the 20 year (17-22 Year) component of the Barclays New York Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of New York issuers of maturities ranging from 17 to 22 years. It is an unmanaged index representative of the tax-exempt New York municipal bond market. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's investment philosophy and the universe of securities in which PIMCO invests for purposes of the Fund. Prior to October 1, 2013, the Fund's primary benchmark was the Barclays New York Insured Municipal Bond Index.

In addition, effective immediately, the following disclosure is added above the row relating to the Barclays New York Insured Municipal Bond Index in the Average Annual Total Returns table in the "Performance Information" section of the Fund's Fund Summary in the Prospectus:

	1 Year	5 Years	10 Years
Barclays 20 Year (17-22 Year) New York Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	8.15%	6.39%	5.82%